Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of consolidated balance sheets
(in thousands)	December 31,
	2022	2021

Current Liabilities - Accounts payable trade	$113	$275
Current Liabilities - Accrued expenses	$99	$115